                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ] Amendment Number:____

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Marc R. Lisker, Esq.
Title: General Counsel, MSD Capital, L.P.
Phone: (212) 303-1668

Signature, Place, and Date of Signing:


/s/ Marc R. Lisker               New York, NY         August 14, 2008
------------------------------   ------------------   ---------------
(Signature)                      (City, State)        (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
Form 13F Information Table Entry Total:         9
Form 13F Information Table Value Total:   361,702
                                          (thousands)

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

         Column 1            Column 2  Column 3  Column 4           Column 5          Column 6  Column 7        Column 8
---------------------------- -------- --------- ---------- ------------------------- ---------- -------- ---------------------
                             Title of              Value    Shrs or                  Investment  Other      Voting Authority
      Name of Issuer           Class    Cusip   (X $1,000)  prn amt  SH/PRN Put/Call Discretion Managers    Sole   Shared None
---------------------------- -------- --------- ---------- --------- ------ -------- ---------- -------- --------- ------ ----
DINEEQUITY INC               COM      254423106   78,460   2,100,100   SH               SOLE             2,100,100    0     0
DOLLAR THRIFTY AUTOMOTIVE GP COM      256743105   17,065   1,805,800   SH               SOLE             1,805,800    0     0
DOMINOS PIZZA INC            COM      25754A201   18,762   1,631,500   SH               SOLE             1,631,500    0     0
NORTHWEST AIRLS CORP         COM      667280408      333      50,000   SH               SOLE                50,000    0     0
SCHOOL SPECIALTY INC         COM      807863105   82,783   2,784,500   SH               SOLE             2,784,500    0     0
STEAK N SHAKE CO             COM      857873103   17,612   2,782,300   SH               SOLE             2,782,300    0     0
TIME WARNER TELECOM INC      CLA      887319101   40,075   2,500,000   SH               SOLE             2,500,000    0     0
TYLER TECHNOLOGIES INC       COM      902252105   54,957   4,049,923   SH               SOLE             4,049,923    0     0
WRIGHT EXPRESS CORP          COM      98233Q105   51,655   2,082,850   SH               SOLE             2,082,850    0     0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.